Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.1%
France - 2.3%
Entertainment - 2.3% (d)
Ubisoft Entertainment SA (b)	27,221	$2,244,766

Italy - 0.4%
Entertainment - 0.4%
Digital Bros SpA (b)	16,949	408,453

Japan - 17.4%
Entertainment - 14.3% (d)
Aeria, Inc. (a)	82,522	382,135
Aiming, Inc. (b)	55,147	434,639
Capcom Co., Ltd.	56,404	2,047,730
COLOPL, Inc.	34,204	311,392
Cyberstep, Inc.	31,700	382,543
DeNa Co., Ltd.	23,652	294,404
Gumi, Inc.	42,152	390,777
GungHo Online Entertainment, Inc.	19,160	341,056
KLab, Inc.	58,036	390,759
Koei Tecmo Holdings Co., Ltd.	10,367	335,565
Konami Holdings Corp.	60,654	2,016,651
Marvelous, Inc.	58,695	381,606
Nexon Co., Ltd.	93,334	2,106,552
Nintendo Co., Ltd.	4,599	2,044,899
Square Enix Holdings Co., Ltd.	40,415	2,036,190
Total Entertainment		13,896,898
Household Durables - 1.1%
Sony Corp. - ADR (a)	16,098	1,112,855
Interactive Media & Services - 1.4%
Gree, Inc.	312,139	1,335,571
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	5,524	289,924
Sega Sammy Holdings, Inc.	25,247	301,631
Total Leisure Products		591,555
Total Japan		16,936,879

Norway - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Nordic Semiconductor ASA (b)	46,428	354,050

Poland - 2.2%
Entertainment - 2.2%
CD Projekt SA (b)	21,349	2,130,961

Republic of Korea - 16.5%
Entertainment - 15.6% (d)
Com2uS Corp.	23,361	2,283,954
Gravity Co., Ltd. - ADR (b)	7,344	405,389
NCSoft Corp.	2,997	2,220,000
Neowiz (b)	20,751	477,867
Netmarble Corp.	25,856	2,160,309
Nexon GT Co., Ltd. (b)	51,765	525,031
NHN Corp. (b)	28,613	1,967,240
Pearl Abyss Corp. (b)	11,987	2,172,479
Webzen, Inc. (b)	114,054	2,076,554
WeMade Entertainment Co., Ltd.	14,739	503,002
Wysiwyg Studios Co., Ltd. (b)	92,409	359,541
Total Entertainment		15,151,366
Hotels, Restaurants & Leisure - 0.5%
ME2ON Co., Ltd. (b)	78,856	446,448
Interactive Media & Services - 0.4%
AfreecaTV Co., Ltd.	6,556	344,465
Total Republic of Korea		15,942,279

Sweden - 8.5%
Entertainment - 7.7% (d)
Embracer Group AB (b)	163,733	2,293,935
G5 Entertainment AB	18,354	381,727
Modern Times Group MTG - Class B	29,564	320,762
Paradox Interactive AB	101,909	2,198,247
Stillfront Group AB (b)	25,876	2,315,961
Total Entertainment		7,510,632
Hotels, Restaurants & Leisure - 0.4%
LeoVegas AB	82,748	369,951
Technology Hardware, Storage & Peripherals - 0.4%
Tobii AB (b)	107,157	412,381
Total Sweden		8,292,964

Switzerland - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Logitech International SA (a)	5,461	356,166
Razer, Inc. (b)	4,245,947	799,830
Total Switzerland		1,155,996

Taiwan, Province of China - 5.0%
Entertainment - 0.9% (d)
Gamania Digital Entertainment Co., Ltd. (b)	184,266	459,658
Softstar Entertainment, Inc. (b)	156,634	426,829
Total Entertainment		886,487
Technology Hardware, Storage & Peripherals - 4.1%
Acer, Inc.	541,201	328,340
Asustek Computer, Inc.	41,275	302,171
HTC Corp. (b)	1,128,000	1,267,372
Micro-Star International Co., Ltd. (b)	587,247	2,139,641
Total Technology Hardware, Storage & Peripherals		4,037,524
Total Taiwan, Province of China		4,924,011

United Kingdom - 6.4%
Entertainment - 4.1% (d)
Codemasters Group Holdings PLC (b)	253,866	1,069,519
Frontier Developments PLC (b)	37,579	861,434
Team17 Group PLC (b)	308,769	2,092,791
Total Entertainment		4,023,744
IT Services - 2.3%
Keywords Studios PLC	98,762	2,217,446
Total United Kingdom		6,241,190

United States - 38.8%
Entertainment - 26.70% (d)
Activision Blizzard, Inc.	28,611	2,171,575
Bilibili, Inc. - ADR (a)(b)	57,175	2,648,345
DouYu International Holdings Ltd. - ADR (b)	228,380	2,635,505
Electronic Arts, Inc. (b)	16,815	2,220,421
Glu Mobile, Inc. (b)	242,705	2,249,875
HUYA, Inc. - ADR (a)(b)	19,197	358,408
iDreamSky Technology Holdings, Ltd. (b)	1,414,306	906,922
IGG, Inc.	3,015,492	2,466,708
Leyou Technologies Holdings, Ltd. (b)	2,526,527	831,255
NetDragon Websoft Holdings, Ltd.	790,572	2,218,559
NetEase, Inc. - ADR (a)	773	331,911
Sciplay Corp. - Class A (b)	153,622	2,278,214
Sea, Ltd. - ADR (a)(b)	3,402	364,830
Take-Two Interactive Software, Inc. (b)	15,305	2,136,119
Zynga, Inc. - Class A (a)(b)	225,122	2,147,664
Total Entertainment		25,966,311
Household Durables - 0.5%
Turtle Beach Corp. (a)(b)	34,745	511,446
Interactive Media & Services - 3.9%
Alphabet, Inc. - Class C (b)	786	1,111,097
JOYY, Inc. - ADR (a)(b)	4,195	371,467
Momo, Inc. - ADR	16,027	280,152
SINA Corp. (b)	9,178	329,582
Sohu.com, Ltd. - ADR (b)	48,395	445,718
Tencent Holdings, Ltd.	19,497	1,254,268
Total Interactive Media & Services		3,792,284
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (b)	20,743	1,091,289
Intel Corp.	18,704	1,119,060
NVIDIA Corp.	3,106	1,180,001
Qualcomm, Inc.	3,711	338,480
Total Semiconductors & Semiconductor Equipment		3,728,830
Software - 1.9%
Cheetah Mobile, Inc. - ADR (a)	131,426	226,053
Kingsoft Corp., Ltd.	93,079	432,940
Microsoft Corp. (a)	5,911	1,202,947
Total Software		1,861,940
Specialty Retail - 0.4%
GameStop Corp. - Class A (a)(b)	83,255	361,327
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	3,276	1,195,085
Immersion Corp. (b)	60,224	375,196
Total Technology Hardware, Storage & Peripherals		1,570,281
Total United States		37,792,419
TOTAL COMMON STOCKS (Cost $81,606,978)		96,423,968

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.8%
ETFMG Sit Ultra Short ETF (e)	50,000	2,479,500
Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (c)	6,116,561	6,116,561
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,620,947)		8,596,061

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	1,104,631	1,104,631
TOTAL SHORT-TERM INVESTMENTS (Cost $1,104,631)		1,104,631

Total Investments (Cost $91,332,556) - 109.0%		106,124,660
Liabilities in Excess of Other Assets - (9.0)%		(8,755,892)
TOTAL NET ASSETS - 100.0%		$97,368,768

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	All or a portion of this security was out on loan as of June 30, 2020.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	As of June 30, 2020, the Fund had a significant portion of its assets in the Entertainment Industry.
(e)	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended June 30, 2020 is set forth below.

Issuer Name	Value at September 30, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2020	Dividends	Shares Held At June 30, 2020
ETFMG Sit Ultra Short ETF	$-	$2,504,385	$-	$-	$(24,885)	$2,479,500	$-	50,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

GAMR
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$96,423,968	$-	$-	$96,423,968
Short Term Investments	1,104,631	-	-	1,104,631
Investments Purchased with Securities Lending Collateral*	-	-	-	8,596,061
Total Investments in Securities	$97,528,599	$-	$-	$106,124,660

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.